ADDITIONAL INFORMATION-CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY - Condensed balance sheets (Parenthetical) (Details) - $ / shares	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	209,920,447	204,135,029	190,380,309
Ordinary shares, shares outstanding	208,560,447		187,434,469
Treasury stock at cost, shares	1,360,000	2,945,840	2,945,840
Parent Company | Reportable Legal Entities
ADDITIONAL INFORMATION - CONDENSED FINANCIAL STATEMENTS OF THE PARENT COMPANY
Ordinary shares, par value	$ 0.00002	$ 0.00002
Ordinary shares, shares authorized	500,000,000	500,000,000
Ordinary shares, shares issued	209,920,447	204,135,029
Ordinary shares, shares outstanding	208,560,447	201,189,189
Treasury stock at cost, shares	1,360,000	2,945,840